UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:

Date of reporting period:	May 31, 2007
August 31

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Intermediate Bond Fund

May 31, 2007

1.804838.103

IBF-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 1.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Time Warner Cable, Inc. 5.85% 5/1/17 (c)	$ 6,815	$ 6,718
Univision Communications, Inc. 3.875% 10/15/08	8,635	8,376
		15,094
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (g)	7,840	7,788
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Gazstream SA 5.625% 7/22/13 (c)	12,303	12,266
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	6,130	6,207
		18,473
FINANCIALS - 0.4%
Diversified Financial Services - 0.1%
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(g)	4,410	4,358
Insurance - 0.1%
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (c)	11,200	11,660
Real Estate Investment Trusts - 0.1%
Archstone-Smith Operating Trust 5.25% 5/1/15	3,320	3,224
UDR, Inc. 5.5% 4/1/14	7,495	7,340
		10,564
Real Estate Management & Development - 0.1%
Realogy Corp. 7.5% 10/15/16 (c)	8,900	8,900
TOTAL FINANCIALS		35,482
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
Bombardier, Inc. 6.3% 5/1/14 (c)	12,815	12,495
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates 7.324% 4/15/11	2,000	2,015
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	10,765	11,276
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
United Airlines pass thru trust certificates:
7.032% 4/1/12	$ 4,065	$ 4,136
7.186% 10/1/12	10,072	10,261
		27,688
TOTAL INDUSTRIALS		40,183
UTILITIES - 0.5%
Electric Utilities - 0.3%
Commonwealth Edison Co. 5.4% 12/15/11	4,174	4,099
Nevada Power Co. 6.5% 5/15/18	20,260	21,028
		25,127
Independent Power Producers & Energy Traders - 0.1%
TXU Corp. 5.55% 11/15/14	8,680	7,710
Multi-Utilities - 0.1%
TECO Energy, Inc. 7% 5/1/12	7,703	8,072
TOTAL UTILITIES		40,909
TOTAL NONCONVERTIBLE BONDS (Cost $156,408)		157,929
U.S. Government and Government Agency Obligations - 28.0%

U.S. Government Agency Obligations - 4.6%
Fannie Mae:
4.75% 12/15/10	16,545	16,332
5% 2/16/12 (b)	45,000	44,649
6.625% 9/15/09	28,675	29,569
Federal Home Loan Bank 5.375% 8/19/11	22,735	22,911
Freddie Mac:
4.75% 3/5/12 (b)	80,000	78,516
5% 1/30/14	23,200	22,906
5.25% 7/18/11 (b)	167,319	167,776
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	3,130	3,130
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		385,789
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 6.8%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	$ 113,783	$ 108,488
2% 1/15/14 (d)	276,871	268,298
2% 7/15/14	163,365	158,155
2.375% 4/15/11	29,994	29,819
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		564,760
U.S. Treasury Obligations - 16.6%
U.S. Treasury Notes:
4.25% 8/15/13 (b)	102,032	98,907
4.25% 11/15/13	800	774
4.25% 8/15/14	100,000	96,164
4.5% 4/30/12 (b)(j)	394,762	388,656
4.75% 1/31/12 (b)	285,000	283,664
4.75% 5/15/14 (b)(j)	510,406	506,658
TOTAL U.S. TREASURY OBLIGATIONS		1,374,823
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,367,016)		2,325,372
U.S. Government Agency - Mortgage Securities - 10.0%

Fannie Mae - 7.0%
3.724% 10/1/33 (g)	902	890
3.75% 1/1/34 (g)	822	809
3.757% 10/1/33 (g)	828	824
3.787% 6/1/34 (g)	4,082	4,001
3.826% 4/1/33 (g)	2,468	2,475
3.85% 10/1/33 (g)	20,865	20,647
3.945% 5/1/33 (g)	276	274
3.995% 10/1/18 (g)	596	590
4% 7/1/18	13,243	12,393
4.021% 4/1/33 (g)	252	252
4.084% 2/1/35 (g)	425	425
4.1% 1/1/35 (g)	1,392	1,394
4.167% 1/1/35 (g)	1,823	1,788
4.25% 2/1/35 (g)	895	879
4.257% 1/1/34 (g)	2,324	2,301
4.277% 10/1/33 (g)	351	348
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.277% 5/1/35 (g)	$ 928	$ 931
4.281% 8/1/33 (g)	1,554	1,554
4.291% 3/1/33 (g)	928	935
4.292% 3/1/35 (g)	728	728
4.3% 3/1/33 (g)	406	399
4.303% 3/1/33 (g)	466	457
4.313% 6/1/33 (g)	451	454
4.322% 4/1/35 (g)	429	428
4.347% 1/1/35 (g)	929	915
4.365% 2/1/34 (g)	1,770	1,755
4.397% 2/1/35 (g)	1,416	1,392
4.401% 5/1/35 (g)	745	745
4.412% 12/1/33 (g)	36,701	36,113
4.425% 5/1/35 (g)	2,414	2,409
4.429% 3/1/35 (g)	1,289	1,268
4.443% 8/1/34 (g)	2,500	2,479
4.487% 3/1/35 (g)	2,824	2,782
4.503% 2/1/35 (g)	720	723
4.505% 2/1/35 (g)	4,718	4,756
4.509% 3/1/35 (g)	2,701	2,662
4.511% 2/1/35 (g)	420	421
4.516% 10/1/35 (g)	409	406
4.518% 2/1/35 (g)	12,608	12,525
4.52% 1/1/35 (g)	1,000	996
4.522% 7/1/35 (g)	2,888	2,877
4.567% 2/1/35 (g)	2,484	2,452
4.575% 2/1/35 (g)	8,735	8,620
4.575% 7/1/35 (g)	3,310	3,317
4.577% 9/1/34 (g)	2,405	2,380
4.588% 11/1/34 (g)	2,491	2,463
4.591% 1/1/35 (g)	4,440	4,389
4.594% 7/1/34 (g)	28,451	28,328
4.647% 3/1/35 (g)	5,757	5,788
4.66% 11/1/34 (g)	2,987	2,960
4.706% 10/1/34 (g)	2,894	2,871
4.719% 3/1/35 (g)	285	287
4.725% 7/1/34 (g)	2,354	2,338
4.732% 12/1/34 (g)	1,969	1,951
4.766% 12/1/34 (g)	775	768
4.802% 6/1/35 (g)	3,813	3,820
4.806% 11/1/34 (g)	2,404	2,386
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.812% 2/1/33 (g)	$ 1,156	$ 1,166
4.856% 10/1/34 (g)	9,525	9,466
4.87% 5/1/33 (g)	36	36
4.881% 8/1/34 (g)	711	712
4.888% 10/1/35 (g)	1,752	1,749
4.947% 8/1/34 (g)	7,703	7,674
5% 12/1/17 to 8/1/18	55,235	53,990
5.025% 7/1/34 (g)	365	364
5.059% 5/1/35 (g)	4,780	4,816
5.07% 9/1/34 (g)	7,082	7,063
5.084% 9/1/34 (g)	789	787
5.131% 1/1/36 (g)	6,650	6,645
5.16% 5/1/35 (g)	8,628	8,592
5.163% 5/1/35 (g)	2,938	2,925
5.165% 8/1/33 (g)	1,124	1,125
5.17% 6/1/35 (g)	3,374	3,392
5.175% 3/1/35 (g)	412	411
5.197% 5/1/35 (g)	9,205	9,173
5.219% 4/1/36 (g)	10,067	10,084
5.268% 11/1/36 (g)	3,156	3,160
5.315% 7/1/35 (g)	407	410
5.328% 12/1/34 (g)	1,145	1,145
5.371% 2/1/36 (g)	1,207	1,208
5.48% 2/1/36 (g)	14,833	14,856
5.5% 3/1/14 to 12/1/33	105,562	104,928
5.532% 11/1/36 (g)	6,385	6,399
5.557% 9/1/36 (g)	4,926	4,943
5.605% 1/1/36 (g)	4,300	4,313
5.726% 9/1/35 (g)	3,916	3,924
5.805% 2/1/36 (g)	2,202	2,212
5.833% 1/1/36 (g)	2,967	2,979
5.837% 3/1/36 (g)	9,540	9,595
6.5% 4/1/13 to 3/1/35	65,694	67,527
6.606% 9/1/36 (g)	12,651	12,801
7% 7/1/25 to 2/1/32	114	117
7.5% 8/1/13 to 8/1/29	1,298	1,360
12.5% 4/1/15 to 8/1/15	24	27
TOTAL FANNIE MAE		578,592
Freddie Mac - 0.9%
4.081% 1/1/35 (g)	991	988
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.166% 1/1/34 (g)	$ 9,715	$ 9,580
4.288% 2/1/35 (g)	2,215	2,213
4.29% 3/1/35 (g)	979	974
4.299% 12/1/34 (g)	1,283	1,258
4.342% 3/1/35 (g)	1,970	1,931
4.377% 2/1/35 (g)	2,383	2,336
4.425% 3/1/35 (g)	1,225	1,200
4.427% 2/1/34 (g)	1,019	1,008
4.429% 6/1/35 (g)	1,521	1,511
4.456% 3/1/35 (g)	1,254	1,231
4.541% 2/1/35 (g)	2,116	2,079
4.772% 10/1/34 (g)	3,450	3,412
4.777% 3/1/33 (g)	407	412
4.822% 9/1/34 (g)	1,684	1,668
4.991% 4/1/35 (g)	5,382	5,399
5.124% 4/1/35 (g)	5,281	5,242
5.216% 3/1/36 (g)	1,836	1,833
5.435% 11/1/35 (g)	2,256	2,250
5.538% 1/1/36 (g)	7,063	7,054
6.501% 10/1/36 (g)	12,564	12,689
6.577% 7/1/36 (g)	5,860	5,915
6.703% 8/1/36 (g)	2,017	2,041
7% 4/1/08 to 7/1/13	706	717
7.5% 12/1/07 to 1/1/33	1,282	1,324
8.5% 6/1/13	3	3
TOTAL FREDDIE MAC		76,268
Government National Mortgage Association - 2.1%
3.75% 1/20/34 (g)	5,146	5,112
4.25% 7/20/34 (g)	1,712	1,701
6.5% 6/1/37 (j)	145,000	148,308
7% 1/15/28 to 11/15/32	13,241	13,781
7.5% 3/15/28	10	11
8% 7/15/17 to 8/15/30	3,781	3,970
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		172,883
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $834,417)		827,743
Asset-Backed Securities - 0.6%
	Principal Amount (000s)	Value (000s)
Advanta Business Card Master Trust Series 2007-D1 Class D, 6.72% 1/22/13 (c)(g)	$ 7,290	$ 7,290
AmeriCredit Automobile Receivables Trust Series 2006-1 Class E1, 6.62% 5/6/13 (c)	5,497	5,463
Bear Stearns Asset Backed Securities, Inc. Series 2005-HE2 Class M2, 6.07% 2/25/35 (g)	3,010	2,902
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	1,230	1,228
Class C, 5.77% 5/20/10 (c)	1,180	1,182
Class D, 6.15% 4/20/11 (c)	2,010	2,023
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.32% 8/25/36 (c)(g)	1,080	713
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	3,665	3,711
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	4,280	4,300
Series 2006-C Class D, 6.89% 5/15/13 (c)	2,945	2,936
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	5,180	5,137
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (c)(g)	3,500	1,750
Terwin Mortgage Trust Series 2003-4HE Class A1, 5.75% 9/25/34 (g)	246	246
Wachovia Auto Loan Trust Series 2006-2A Class E, 7.05% 5/20/14 (c)	4,820	4,809
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 7.82% 10/25/36 (c)(g)	4,156	2,891
TOTAL ASSET-BACKED SECURITIES (Cost $48,867)		46,581
Collateralized Mortgage Obligations - 3.1%

Private Sponsor - 0.1%
Merrill Lynch Mortgage Investors, Inc. Series 2003-E Class XA1, 1% 10/25/28 (g)(i)	24,857	80
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 6.97% 6/10/35 (c)(g)	3,495	3,543
Class B5, 7.57% 6/10/35 (c)(g)	2,387	2,426
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1: - continued
Class B6, 8.07% 6/10/35 (c)(g)	$ 1,415	$ 1,443
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.82% 12/25/36 (g)	3,280	1,993
TOTAL PRIVATE SPONSOR		9,485
U.S. Government Agency - 3.0%
Fannie Mae planned amortization class Series 2003-39 Class PV, 5.5% 9/25/22	15,285	15,216
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-73 Class QC, 5.5% 1/25/26	3,816	3,811
Series 2003-84 Class GC, 4.5% 5/25/15	7,965	7,822
Series 2005-67 Class HD, 5.5% 12/25/30	14,745	14,667
Series 2006-4 Class PB, 6% 9/25/35	15,200	15,230
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	4,528	4,507
Series 2004-3 Class BA, 4% 7/25/17	775	745
Series 2004-45 Class AV, 4.5% 10/25/22	6,657	6,593
Series 2004-86 Class KC, 4.5% 5/25/19	3,346	3,235
Series 2004-91 Class AH, 4.5% 5/25/29	6,785	6,577
Series 2005-41 Class LA, 5.5% 5/25/35	11,266	11,165
Freddie Mac:
planned amortization class:
Series 2104 Class PG, 6% 12/15/28	7,172	7,218
Series 2356 Class GD, 6% 9/15/16	4,984	5,030
Series 3033 Class UD, 5.5% 10/15/30	5,585	5,560
sequential payer Series 2516 Class AH, 5% 1/15/16	2,930	2,912
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2363 Class PF, 6% 9/15/16	6,719	6,779
Series 2425 Class JH, 6% 3/15/17	5,695	5,750
Series 2489 Class PD, 6% 2/15/31	944	944
Series 2543 Class QT, 5.5% 4/15/22	10,607	10,510
Series 2645 Class PW, 3.25% 7/15/26	23,932	23,191
Series 2702 Class WB, 5% 4/15/17	13,170	13,067
Series 2952 Class EC, 5.5% 11/15/28	14,305	14,242
Series 3018 Class UD, 5.5% 9/15/30	9,030	8,989
Series 3049 Class DB, 5.5% 6/15/31	12,936	12,878
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2777 Class AB, 4.5% 6/15/29	$ 15,617	$ 15,133
Series 2809 Class UA, 4% 12/15/14	3,665	3,601
Series 3117 Class PC, 5% 6/15/31	24,000	23,480
TOTAL U.S. GOVERNMENT AGENCY		248,852
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $260,399)		258,337
Commercial Mortgage Securities - 0.8%

Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T12 Class X2, 0.7475% 8/13/39 (c)(g)(i)	97,262	1,684
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A3, 5.607% 10/15/48	15,000	14,998
Credit Suisse Commercial Mortgage Trust Series 2007-C2 Class A1, 5.269% 1/15/49	3,210	3,199
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.9614% 1/15/37 (c)(g)(i)	84,185	2,125
DLJ Commercial Mortgage Corp. sequential payer Series 1999-CG1 Class A1B, 6.46% 3/10/32	19,354	19,589
Ginnie Mae guaranteed Multi-family pass-thru securities sequential payer Series 2002-35 Class C, 5.8787% 10/16/23 (g)	830	838
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	14,917	14,507
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8584% 12/10/41 (g)(i)	64,689	1,273
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C7 Class A1, 5.279% 11/15/38	1,940	1,936
Series 2007-C2 Class A1, 5.226% 2/15/40	2,423	2,411
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $63,362)		62,560
Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (000s)	Value (000s)
Manitoba Province yankee 5.5% 10/1/08 (Cost $14,739)	$ 15,000	$ 15,045
Fixed-Income Funds - 59.5%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (h)	6,100,156	605,319
Fidelity 2-5 Year Duration Securitized Bond Central Fund (h)	7,249,060	716,932
Fidelity Corporate Bond 1-10 Year Central Fund (h)	20,225,807	2,020,154
Fidelity Corporate Bond 1-5 Year Central Fund (h)	1,500,000	149,775
Fidelity Specialized High Income Central Fund (h)	750,338	76,610
Fidelity Ultra-Short Central Fund (h)	13,847,438	1,372,835
TOTAL FIXED-INCOME FUNDS (Cost $4,970,280)		4,941,625
Cash Equivalents - 17.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.32%, dated 5/31/07 due 6/1/07:
(Collateralized by U.S. Government Obligations) #	$ 185,562	185,535
(Collateralized by U.S. Government Obligations) # (a)	1,253,600	1,253,415
TOTAL CASH EQUIVALENTS (Cost $1,438,950)		1,438,950
TOTAL INVESTMENT PORTFOLIO - 121.4% (Cost $10,154,438)		10,074,142
NET OTHER ASSETS - (21.4)%		(1,772,488)
NET ASSETS - 100%		$ 8,301,654
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 2,086	$ (51)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 8.45% 9/25/34	Oct. 2034	2,300	(91)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34	Sept. 2034	2,086	(41)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 8.85% 7/25/34	August 2034	2,086	(43)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	3,225	(187)
Receive monthly notional amount multiplied by .56% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. 6.785% Series 2004-R11 Class M6, 11/25/34	Dec. 2034	8,000	(154)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	2,900	(69)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34

	August 2034	$ 2,086	$ (11)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	2,900	(65)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,086	(25)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,086	(20)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,910	(59)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,086	(62)
Receive monthly notional amount multiplied by 2% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.14% 8/25/36	Sept. 2036	4,900	(869)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 184	$ (1)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	475	(9)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	260	(3)
Receive monthly notional amount multiplied by 3% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	3,300	(98)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,086	(3)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	3,300	(45)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon default event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5 Class M9, 7.17% 9/25/36	Oct. 2036	3,300	(229)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (f)

	June 2010	$ 55,000	$ 309
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (e)	March 2010	34,720	315
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	7,200	4
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	7,270	26
TOTAL CREDIT DEFAULT SWAPS		$ 157,832	$ (1,481)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.039% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Feb. 2010	100,000	(3,222)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	35,000	(889)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	35,000	(1,380)
Receive semi-annually a fixed rate equal to 4.795% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2011	30,000	(333)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.9375% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	March 2012	$ 75,000	$ (1,358)
Receive semi-annually a fixed rate equal to 5.022% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2011	40,000	(505)
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	100,000	228
Receive semi-annually a fixed rate equal to 5.145% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	200,000	925
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	100,000	(628)
Receive semi-annually a fixed rate equal to 5.2605% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Sept. 2011	150,000	1,578
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	100,000	(1)
TOTAL INTEREST RATE SWAPS		$ 965,000	$ (5,585)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7 basis points with Lehman Brothers, Inc.	June 2007	20,000	(300)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Lehman Brothers, Inc.	Dec. 2007	20,000	0
TOTAL TOTAL RETURN SWAPS		$ 40,000	$ (300)
		$ 1,162,832	$ (7,366)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $111,051,000 or 1.3% of net assets.

(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $7,913,275.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site, or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$185,535,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 1,503
BNP Paribas Securities Corp.	2,133
Banc of America Securities LLC	62,369
Bank of America, NA	8,531
Barclays Capital, Inc.	16,519
Citigroup Global Markets, Inc.	4,265
Countrywide Securities Corp.	21,327
Greenwich Capital Markets, Inc.	2,133
Merrill Lynch Government Securities, Inc.	4,265
Societe Generale, New York Branch	15,996
UBS Securities LLC	42,655
WestLB AG	3,839
$ 185,535
$1,253,415,000 due 6/01/07 at 5.32%
Barclays Capital, Inc.	$ 1,253,415
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 19,346
Fidelity 2-5 Year Duration Securitized Bond Central Fund	21,613
Fidelity Corporate Bond 1-10 Year Central Fund	69,119
Fidelity Corporate Bond 1-5 Year Central Fund	4,484
Fidelity Specialized High Income Central Fund	3,924
Fidelity Ultra-Short Central Fund	49,126
Total	$ 167,612
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 609,849 *	$ -	$ 605,319	21.8%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	724,859 *	-	716,932	20.9%
Fidelity Corporate Bond 1-10 Year Central Fund	-	2,232,395 *	210,836	2,020,154	29.1%
Fidelity Corporate Bond 1-5 Year Central Fund	-	150,000 *	-	149,775	11.6%
Fidelity Specialized High Income Central Fund	73,886	-	-	76,610	35.7%
Fidelity Ultra-Short Central Fund	909,057	617,727 *	150,015	1,372,835	9.1%
Total	$ 982,943	$ 4,334,830	$ 360,851	$ 4,941,625
* Includes the value of shares received through in-kind contributions.
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $10,154,487,000. Net unrealized depreciation aggregated $80,345,000, of which $8,310,000 related to appreciated investment securities and $88,655,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 24, 2007